Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended
	Jan. 04, 2016	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000237963
Account Value [Line Items]
Line Graph and Table Measure Name		Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares
Account Value		$ 9,453	$ 9,320	$ 7,264	$ 6,240	$ 6,097	$ 4,298	$ 5,849	$ 5,905	$ 6,047	$ 5,575	$ 8,085
C000237961
Account Value [Line Items]
Line Graph and Table Measure Name		Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares
Account Value		$ 10,000	9,125	7,165	6,202	6,108	4,335	5,949	6,057	6,252	5,811	8,491
C000237962
Account Value [Line Items]
Line Graph and Table Measure Name		Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares
Account Value		$ 100,000	100,761	78,312	67,219	65,434	46,037	62,577	63,045	64,428	59,312	85,757
C000004197
Account Value [Line Items]
Line Graph and Table Measure Name	Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares
Account Value	$ 1,000,000		2,056,218	1,598,911	1,369,434	1,333,942	936,418	1,272,048	1,280,617	1,307,606	1,203,049
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 100,000	335,207	269,121	225,029	251,754	178,810	166,327	150,635	131,704	111,712	107,423
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 1,000,000		3,163,441	2,539,772	2,123,661	2,375,879	1,687,484	1,569,679	1,421,586	1,242,927	1,054,256
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index Trust
Account Value		$ 10,000	12,220	8,999	6,895	6,609	4,030	6,881	6,675	6,995	6,967	8,019
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Account Value		$ 10,000	15,456	11,915	10,361	9,556	6,080	8,746	8,487	8,509	7,612	8,654
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index Trust
Account Value		$ 10,000	12,220	8,999	6,895	6,609	4,030	6,881	6,675	6,995	6,967	8,019
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Account Value		$ 10,000	15,456	11,915	10,361	9,556	6,080	8,746	8,487	8,509	7,612	8,654
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index Trust
Account Value		$ 100,000	122,201	89,990	68,951	66,090	40,305	68,810	66,749	69,950	69,674	80,190
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Account Value		$ 100,000	154,563	119,146	103,608	95,563	60,802	87,459	84,869	85,092	76,120	$ 86,544
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index Trust
Account Value	$ 1,000,000		1,980,290	1,458,307	1,117,357	1,070,999	653,146	1,115,083	1,081,675	1,133,553	1,129,085
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Select Index
Account Value	$ 1,000,000		$ 2,558,986	$ 1,972,613	$ 1,715,366	$ 1,582,170	$ 1,006,651	$ 1,448,004	$ 1,405,118	$ 1,408,814	$ 1,260,267